Benefit Plans - Summary of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Net loss	$ 822	$ 436	$ 275